COMMITMENTS AND CONTINGENCIES - Additional Information (Detail)	1 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2020 USD ($) decatherms	Sep. 30, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Commitments and Contingencies Disclosure [Abstract]
Purchase Obligation		$ 142,200	$ 11,910,000	$ 7,860,000
Long term purchase commitment, Amount	$ 15,000,000	38,500,000	$ 5,959,000	$ 6,337
Contractual obligation, Per month amount	$ 158,000	$ 158,000
Contract terms		The contract ends in September 2030 and may be terminated by either party with 12 months’ notice after the initial 10-year period.	September 2030
Notice period for contract termination	12 months		12 months
Initial period after which notice period for contract termination occurs	10 years		10 years
Long-term purchase commitment, Minimum quantity required | decatherms	15,000
Committed secured financing on equipment amount		$ 5,200